Research and development expenses	12 Months Ended
Dec. 31, 2023
Research and development expenses
Research and development expenses
5.	Research and development expenses

Research and development expenses include the following categories:

	For the Year Ended December 31,
(in thousands)	2023	2022	2021
Pre-clinical and clinical trial expenses	$20,421	$28,178	$14,188
Personnel-related expenses	6,629	6,150	4,955
Research and development activities expenses	2,680	2,241	1,843
Facilities and other research and development expenses	2,356	1,546	814
Share-based compensation expense	1,728	1,975	788
Amsterdam UMC and other license expenses	-	15	14,357
	$33,814	$40,105	$36,945

Refer to Note 23 for additional information about Amsterdam UMC license expenses. Government grants, which are a reduction of payroll taxes in the Netherlands, amounted to $2.0 million in 2023, $1.6 million in 2022 and $1.7 million in 2021. These amounts are an offset to wages and salaries that are part of its research and development expenses in the income statement.